Parent Company Information - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net investment income:
Interest									$ 222,122	$ 201,345	$ 172,348
Other									8,453	8,283	8,900
Net investment income	$ 68,928	$ 103,326	$ 47,618	$ 52,216	$ 50,569	$ 90,774	$ 69,765	$ 37,657	272,088	248,765	356,741
Expenses
Intercompany interest									149,768	124,708	85,589
Other									18,225	16,471	14,763
Total expenses									210,325	175,461	177,277
Income before provision for income taxes and equity in undistributed earnings in subsidiaries									61,763	73,304	179,464
Provision for income taxes									(14,047)	(16,796)	(15,080)
Net income	$ 31,174	$ 35,408	$ (5,267)	$ 14,496	$ 15,709	$ 38,812	$ 28,071	$ 7,508	75,810	90,100	194,544
PennyMac Mortgage Investment Trust [Member]
Net investment income:
Dividends from subsidiaries									230,091	171,254	174,192
Intercompany interest									6	8	15
Interest									0	0	4
Other									1,250	1,250	1,250
Net investment income									231,347	172,512	175,461
Expenses
Intercompany interest									1,382	441	26
Other									(114)	14	0
Total expenses									1,268	455	26
Income before provision for income taxes and equity in undistributed earnings in subsidiaries									230,079	172,057	175,435
Provision for income taxes									442	875	372
Income before equity in undistributed earnings of subsidiaries									229,637	171,182	175,063
Equity in undistributed earnings of subsidiaries									(155,093)	(78,704)	23,288
Net income									$ 74,544	$ 92,478	$ 198,351